UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2019

Investment Adviser:

PineBridge Investments LLC

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-877-225-4164.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-225-4164. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all PineBridge Investments LLC Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.6%

	Shares	Value

Australia — 0.8%
Alumina	33,641	$53,122
BHP Group	44,137	1,163,678
BlueScope Steel	7,500	71,112
Fortescue Metals Group	21,396	107,844
Rio Tinto	5,101	342,946
South32	70,353	165,648

		1,904,350

Austria — 0.2%
BAWAG Group (A)	1,228	59,611
Erste Group Bank	4,115	164,770
Immobilien Anlagen	1,272	44,584
IMMOFINANZ	1,645	42,159
voestalpine	1,572	50,479
Wienerberger	2,058	47,227

		408,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Belgium — 0.2%
Ackermans & van Haaren	331	$53,237
Aedifica ‡	585	52,491
Argenx *	282	36,120
Cofinimmo ‡	208	26,596
Elia System Operator	164	11,055
KBC Ancora	1,227	62,480
KBC Group	2,756	204,077
Sofina	193	39,701
UCB	6	476
Warehouses De Pauw CVA ‡	258	38,718

		524,951

Brazil — 2.9%
Ambev ADR	55,655	262,135
Ambev	500	2,355
B2W Cia Digital *	3,000	29,395
B3—Brasil Bolsa Balcao	40,600	357,739
Banco Bradesco ADR	99,239	899,105
Banco do Brasil	21,300	269,272
Banco Santander Brasil	7,500	86,551
Banco Santander Brasil ADR	6,919	79,223
BR Malls Participacoes	14,100	44,446
Braskem ADR	2,764	67,580
Centrais Eletricas Brasileiras ADR *	7,612	64,550
Cia Brasileira de Distribuicao ADR	12,649	310,659
Cia Energetica de Minas Gerais ADR	30,985	114,644
Cia Siderurgica Nacional ADR *	10,529	38,431
Equatorial Energia	4,600	96,315
Gerdau ADR	30,694	109,884
Hapvida Participacoes e Investimentos (A)	5,400	42,003
Itau Unibanco Holding ADR	91,900	794,935
JBS	16,000	80,059
Localiza Rent a Car	18,000	167,509
Lojas Renner	23,300	275,243
Magazine Luiza	1,200	58,132
Natura Cosmeticos	7,300	96,717
Petroleo Brasileiro ADR	24,989	380,582
Petroleo Brasileiro ADR, Cl A	39,921	550,910
Raia Drogasil	7,500	131,156
Rumo *	18,300	84,474
Sul America	13,300	106,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — continued
Suzano	19,600	$204,443
Vale ADR, Cl B	52,986	677,161

		6,481,842

Canada — 0.5%
Alimentation Couche-Tard, Cl B	801	47,228
Bank of Montreal	4,764	376,298
First Quantum Minerals	9,472	100,044
Lundin Mining	9,051	48,575
Royal Bank of Canada	2,676	213,269
Shopify, Cl A *	949	230,751
Turquoise Hill Resources *	13,713	20,472

		1,036,637

Chile — 0.0%
Antofagasta	5,403	63,973

China — 0.2%
Alibaba Group Holding ADR *	447	82,950
Autohome ADR *	1,203	138,935
Baidu ADR *	2,010	334,122
YY ADR *	7	592

		556,599

Denmark — 0.3%
Ambu, Cl B	1,792	51,407
Danske Bank	5,503	97,596
Dfds *	790	37,480
FLSmidth	881	44,207
GN Store Nord	1,488	76,163
Jyske Bank	1,719	69,237
Rockwool International, Cl B	112	29,917
Royal Unibrew	632	45,290
SimCorp	660	64,698
Sydbank	2,411	52,050
Topdanmark	274	14,762

		582,807

Finland — 0.1%
Huhtamaki	1,576	60,118
Konecranes, Cl A	1,412	58,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Finland — continued
Tieto	1,147	$32,573
Valmet	1,468	40,340

		191,818

France — 1.2%
Air France-KLM *	2,758	31,862
Alten	719	78,466
Atos	2,256	232,235
AXA	125	3,329
BioMerieux	29	2,301
BNP Paribas	9,982	531,244
Capgemini	2,463	298,627
Cie Plastic Omnium	1,721	52,098
Credit Agricole	14,648	200,930
Gaztransport Et Technigaz	322	29,127
Ingenico Group	3,129	263,774
Ipsen	163	19,032
Korian	743	29,884
Lagardere SCA	2,465	67,073
Natixis	18,617	109,583
Nexity	1,070	50,021
Orpea	444	54,132
Rubis SCA	1,133	62,014
Schneider Electric	2,451	207,443
Societe Generale	8,647	273,692
SOITEC *	134	13,549
Sopra Steria Group	535	68,287
Worldline *(A)	578	36,401

		2,715,104

Germany — 1.2%
Aareal Bank	2,144	74,811
ADO Properties (A)	776	40,733
Allianz	896	215,865
alstria office ‡	3,403	53,359
Aurubis	1,046	50,940
Bechtle	538	55,153
Carl Zeiss Meditec	394	38,689
Commerzbank	2,092	18,799
CTS Eventim & KGaA	1,038	53,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Deutsche Bank	11,254	$93,016
Deutsche EuroShop	2,064	61,903
Deutsche Pfandbriefbank (A)	4,505	62,706
Dialog Semiconductor *	873	33,781
Duerr	969	43,614
Evotec *	1,513	37,470
Freenet	2,551	59,800
Fresenius Medical Care & KGaA	7	589
Gerresheimer	530	39,828
Grand City Properties	1,728	40,623
GRENKE	479	50,850
Jenoptik	1,253	49,469
LEG Immobilien	395	45,965
MorphoSys *	401	39,759
Nemetschek	346	63,838
Norma Group	792	37,434
Rational	50	33,760
Rheinmetall	626	71,827
Rocket Internet *(A)	1,886	49,710
Scout24 (A)	1,360	70,015
Siemens	3,380	404,654
Siltronic	332	32,530
Software	842	32,072
Stroeer & KGaA	785	53,048
TAG Immobilien	448	10,070
thyssenkrupp	5,987	84,173
TLG Immobilien	1,267	37,303
United Internet	5,542	222,095
Wirecard	1,498	224,638

		2,688,024

Hong Kong — 0.4%
AIA Group	800	8,153
Aluminum Corp of China, Cl H *	52,000	20,350
Angang Steel, Cl H	14,000	9,405
ASM Pacific Technology	21,500	248,990
Bank of China, Cl H	70,000	33,372
China Hongqiao Group	29,500	24,293
China Life Insurance	123,000	102,298
China Mobile	10,000	95,286
China Molybdenum, Cl H	51,000	19,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — continued
China Oriental Group	14,000	$8,584
China Petroleum & Chemical, Cl H	384,000	295,166
China Telecom, Cl H	76,000	39,333
China Vanke, Cl H	200	774
China Zhongwang Holdings	22,400	12,221
Jiangxi Copper, Cl H	17,000	22,537
Maanshan Iron & Steel, Cl H	24,000	11,044
MMG *	32,000	13,828

		964,813

Indonesia — 0.0%
Bank Mandiri Persero *	800	434

Ireland — 0.2%
AIB Group	57,257	265,741
Bank of Ireland Group *	17,446	111,339
Glanbia	77	1,416

		378,496

Italy — 0.8%
A2A	11,143	18,622
Amplifon	255	4,899
Assicurazioni Generali	6,164	119,604
Azimut Holding	2,958	59,719
Banca Generali	44	1,242
Banca Mediolanum	1,738	12,758
Banco BPM	22,052	52,435
BPER Banca	7,164	34,423
Brembo	4,275	56,100
Buzzi Unicem	1,204	26,779
Cerved Group	5,441	53,093
De’ Longhi	1,110	28,435
DiaSorin	370	36,146
Enav (A)	10,002	54,566
Eni	9,847	168,074
FinecoBank Banca Fineco	4,482	58,992
Hera	9,783	34,828
Infrastrutture Wireless Italiane (A)	4,656	38,540
Interpump Group	1,492	56,026
Intesa Sanpaolo	108,672	284,850
Iren	12,910	30,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
Italgas	5,053	$31,511
Saipem *	12,288	62,255
STMicroelectronics	7,440	136,687
UniCredit	13,609	188,204
Unipol Gruppo	11,862	60,349

		1,709,313

Japan # — 5.2%
Asahi Group Holdings	2,800	121,736
Bandai Namco Holdings	2,100	100,284
Capcom	6,600	149,018
Central Japan Railway	500	107,688
Chiba Bank	5,400	28,384
COMSYS Holdings	2,200	57,849
Daifuku	4,000	246,168
Dai-ichi Life Holdings	8,300	119,326
Daiichi Sankyo	1,400	69,391
Daikin Industries	800	102,060
Disco	500	86,481
Fancl	1,900	56,767
FANUC	1,100	207,150
Fuji Electric	3,600	127,938
Fuji Oil Holdings	4,100	131,728
Fujitsu	3,300	241,630
Harmonic Drive Systems	3,600	142,964
HIS	2,600	82,980
Hitachi	12,100	402,625
Hitachi Metals	2,800	32,447
Hoya	1,100	77,770
Inpex	5,700	55,329
ITOCHU	4,700	84,763
JFE Holdings	9,100	156,618
Kakaku.com	2,300	47,245
Kao	700	54,105
Kawasaki Heavy Industries	4,300	100,614
Keyence	1,100	687,964
KH Neochem	1,500	43,719
Kobe Steel	4,000	30,649
Koito Manufacturing	2,100	125,702
Komatsu	2,900	75,163
Kurita Water Industries	1,600	41,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan # — continued
Lawson	500	$23,298
Link And Motivation	3,100	23,634
Mabuchi Motor	900	33,381
Maruichi Steel Tube	800	22,132
Matsuoka	900	28,296
Medipal Holdings	7,600	170,962
Minebea	7,900	140,962
Mitsubishi	2,700	74,473
Mitsubishi Electric	9,200	131,359
Mitsubishi Materials	1,400	36,356
Mitsubishi UFJ Financial Group	21,100	104,984
Mitsui	4,700	76,077
Mitsui Fudosan	8,500	197,149
MS&AD Insurance Group Holdings	5,400	167,630
Murata Manufacturing	2,200	118,766
NEC	9,000	304,259
Nichias	1,700	32,868
Nidec	1,200	171,808
Nihon Unisys	3,800	97,424
Nippon Steel	10,400	186,240
Nippon Telegraph & Telephone	8,600	357,756
Nissei ASB Machine	900	33,411
Nitori Holdings	500	59,667
Nomura Research Institute	2,400	117,730
NTT Data	22,900	267,411
NTT DOCOMO	1,900	41,299
Obic	1,000	116,024
Omron	2,300	123,720
Open House	900	33,103
Oracle Japan	1,100	75,465
Otsuka	3,400	133,934
Pan Pacific International Holdings	3,000	193,676
Penta-Ocean Construction	7,800	35,794
PeptiDream *	2,700	146,593
Pola Orbis Holdings	1,900	60,078
Recruit Holdings	2,400	72,135
Renesas Electronics *	18,200	97,576
Rengo	10,000	88,156
Sankyu	1,500	71,930
SCSK	3,300	156,542
Sekisui Plastics	3,000	22,413

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan # — continued
Seven & i Holdings	10,300	$358,268
SG Holdings	5,000	134,027
Shima Seiki Manufacturing	1,500	50,561
Shimadzu	5,100	136,616
Shimano	500	73,238
Shin-Etsu Chemical	1,200	114,200
Shionogi	1,700	99,543
SMS	3,300	63,507
SoftBank Group	1,400	147,676
Sony	2,300	109,879
Stanley Electric	3,200	86,934
Sumitomo Bakelite	2,100	82,138
Sumitomo Metal Mining	5,400	170,141
Sumitomo Mitsui Financial Group	4,000	145,634
Suzuki Motor	2,700	123,315
Sysmex	500	28,693
THK	2,800	73,765
Tokyo Century	1,300	60,059
Topcon	3,700	44,984
Toyota Motor	3,500	217,591
Trend Micro	2,500	124,919
West Japan Railway	1,900	141,351
Yamaha	900	46,614
Yamaha Motor	3,100	64,043
Yaskawa Electric	1,700	63,258
Yokogawa Electric	5,300	111,206
Zenkoku Hosho	2,100	73,677

		11,588,161

Mexico — 0.0%
Grupo Financiero Banorte, Cl O	11,500	72,866

Netherlands — 0.7%
Aalberts	2,084	81,810
ABN AMRO Group (A)	6,111	143,731
APERAM	1,166	35,833
ArcelorMittal	9,119	197,685
ASM International	847	57,532
ASR Nederland	1,042	46,281
BE Semiconductor Industries	1,325	38,075
Corbion	1,670	53,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Netherlands — continued
Euronext (A)	1,011	$70,248
Galapagos *	522	59,748
IMCD	1,064	85,924
ING Groep	38,761	493,696
Koninklijke Ahold Delhaize	2,087	50,233
OCI *	1,417	41,084
SBM Offshore	2,766	51,251
Signify (A)	1,731	51,896
Takeaway.com *(A)	530	45,594
TKH Group	1,403	75,407

		1,679,411

Norway — 0.3%
Aker, Cl A	187	12,788
Bakkafrost P	708	36,354
DNB	5,547	106,504
Entra (A)	3,197	46,320
Leroy Seafood Group	3,764	27,198
Norsk Hydro	18,439	78,993
Salmar	564	25,626
SpareBank 1 SR-Bank	4,720	54,518
Storebrand	5,977	50,435
Subsea 7	6,044	76,781
TGS NOPEC Geophysical	2,340	61,135
Tomra Systems	1,502	45,230

		621,882

Portugal — 0.1%
Banco Comercial Portugues, Cl R *	284,021	79,672
NOS SGPS	10,090	67,732

		147,404

South Africa — 0.1%
AngloGold Ashanti	12,965	156,169

South Korea — 4.5%
Amorepacific	537	95,618
Celltrion *	1,177	213,606
Celltrion Healthcare *	763	49,380
CJ CheilJedang	175	47,190
CJ ENM	194	36,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Daelim Industrial	609	$50,465
DB Insurance	1,069	62,594
E-MART	369	54,332
Fila Korea	769	54,244
GS Engineering & Construction	1,165	40,490
GS Holdings	1,015	45,183
Hana Financial Group	4,389	138,266
Hankook Tire	1,436	48,864
Hanmi Pharm	116	43,147
Hanwha Chemical	2,022	35,657
Helixmith *	205	45,680
HLB *	495	35,552
Hotel Shilla	504	49,617
Hyundai Engineering & Construction	1,225	55,055
Hyundai Glovis	386	52,705
Hyundai Heavy Industries *	597	63,628
Hyundai Heavy Industries Holdings	179	52,406
Hyundai Mobis	997	198,435
Hyundai Motor	2,137	253,370
Hyundai Steel	1,337	52,992
Industrial Bank of Korea	4,455	53,964
Kakao	3,337	342,798
Kangwon Land	2,188	63,684
KB Financial Group	5,734	226,778
Kia Motors	4,063	157,386
Korea Aerospace Industries	1,285	38,501
Korea Electric Power	4,096	99,231
Korea Investment Holdings	787	46,082
Korea Zinc	132	51,132
KT&G	2,120	185,113
LG	1,653	103,299
LG Chemical	714	220,652
LG Display	3,689	63,002
LG Electronics	1,588	103,044
LG Household & Health Care	151	183,814
Lotte Chemical	276	63,439
Medy-Tox	73	34,939
Mirae Asset Daewoo	7,744	51,709
NAVER	6,611	676,295
NCSoft	259	116,624
Netmarble (A)	400	43,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Orion	386	$32,019
POSCO	1,118	244,053
Samsung Biologics *(A)	245	71,309
Samsung C&T	1,262	110,735
Samsung Electro-Mechanics	821	76,256
Samsung Electronics	66,331	2,603,498
Samsung Engineering *	2,874	41,948
Samsung Fire & Marine Insurance	525	136,626
Samsung Heavy Industries *	7,197	50,644
Samsung Life Insurance	1,246	90,558
Samsung SDI	790	159,941
Samsung SDS	530	98,455
Shinhan Financial Group	6,183	233,421
Shinsegae	129	37,547
SillaJen *	867	48,540
SK Holdings	520	114,181
SK Hynix	8,150	551,170
SK Innovation	961	150,137
SK Telecom	365	77,334
S-Oil	735	58,012
Woongjin Coway	871	65,466
Woori Financial Group	7,283	86,350

		9,938,175

Spain — 0.9%
Acciona	170	19,697
Acerinox	2,519	26,202
Applus Services	3,706	46,472
Banco Bilbao Vizcaya Argentaria	68,369	415,468
Banco de Sabadell	57,709	67,057
Banco Santander	155,594	787,324
Bankinter	8,115	64,787
CaixaBank	15,681	49,932
Cellnex Telecom (A)	2,248	69,136
CIE Automotive	1,540	42,940
Ebro Foods	1,264	26,653
Grupo Catalana Occidente	855	32,317
Inmobiliaria Colonial Socimi ‡	3,959	42,606
Masmovil Ibercom *	1,059	23,209
Merlin Properties Socimi ‡	4,378	59,661
Prosegur Cia de Seguridad	7,249	37,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — continued
Viscofan	1,071	$64,326
Zardoya Otis	5,662	45,724

		1,921,220

Sweden — 1.1%
AAK	2,642	42,910
Axfood	2,108	38,677
BillerudKorsnas	2,649	36,009
Boliden	3,755	111,498
Bravida Holding (A)	7,220	63,213
Castellum	695	12,496
Dometic Group (A)	5,088	46,524
Elekta, Cl B	3,789	44,883
Evolution Gaming Group (A)	348	35,690
Fabege	2,330	32,348
Fastighets Balder, Cl B *	865	27,342
Hemfosa Fastigheter	3,399	28,095
Hexagon, Cl B	3,850	209,989
Hexpol	6,772	52,766
Holmen, Cl B	1,325	27,861
Hufvudstaden, Cl A	1,162	19,356
ICA Gruppen	5,777	208,947
Indutrade	1,929	58,862
Kindred Group SDR	4,072	35,501
Kungsleden	5,107	38,771
Loomis, Cl B	1,267	46,827
Modern Times Group MTG, Cl B	3,175	41,054
Nibe Industrier, Cl B	4,209	56,550
Nordea Bank Abp	20,644	162,484
Peab	4,773	43,623
Skandinaviska Enskilda Banken, Cl A	16,010	152,764
SSAB, Cl B	15,981	51,474
Svenska Cellulosa SCA, Cl B	6,975	60,826
Svenska Handelsbanken, Cl A	8,556	93,379
Sweco, Cl B	1,822	46,504
Swedbank, Cl A	11,102	180,082
Swedish Orphan Biovitrum *	1,757	32,005
Thule Group (A)	2,969	69,026
Trelleborg, Cl B	3,741	61,844
Vitrolife	1,044	21,986
Wallenstam, Cl B	1,333	12,822

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Wihlborgs Fastigheter	4,236	$56,333

		2,361,321

Switzerland — 0.9%
ABB	15,926	327,757
ams	1,130	47,675
Banque Cantonale Vaudoise	33	26,039
Bucher Industries	197	66,933
Cembra Money Bank	662	61,428
Credit Suisse Group	18,107	241,675
dormakaba Holding	74	55,848
Emmi	48	42,279
Flughafen Zurich	463	76,247
Forbo Holding	35	56,229
Galenica (A)	1,323	67,451
Georg Fischer	79	76,755
Helvetia Holding	32	20,335
Logitech International	2,478	96,888
OC Oerlikon	5,250	68,527
Panalpina Welttransport Holding	257	55,186
SFS Group	526	48,576
Sunrise Communications Group (A)	653	43,354
Tecan Group	299	67,374
UBS Group	29,663	397,806
Valiant Holding	421	47,184
VAT Group (A)	546	67,784

		2,059,330

Taiwan — 0.3%
Advantech	35,000	283,162
AU Optronics	396,000	141,607
Catcher Technology	9,000	71,211
Cathay Financial Holding	1,000	1,447
CTBC Financial Holding	204,000	139,626
Fubon Financial Holding	1,000	1,476

		638,529

United Kingdom — 3.5%
Anglo American	54,940	1,419,512
AstraZeneca	221	16,502

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Auto Trader Group (A)	4,243	$31,283
Aviva	12,947	72,512
BHP Group	74,448	1,756,572
BP	71	518
Experian	19,369	561,973
Glanbia	4,449	81,986
Glencore	422,495	1,676,768
Legal & General Group	1,727	6,265
Rio Tinto	34,883	2,031,017
Royal Dutch Shell, Cl A	1,838	58,720
Taylor Wimpey	16,491	39,009

		7,752,637

United States — 29.0%

Communication Services — 0.5%
Activision Blizzard	212	10,220
Alphabet, Cl A *	19	22,780
Alphabet, Cl C *	94	111,717
AT&T	2,304	71,332
CBS, Cl B	196	10,049
CenturyLink	2,037	23,262
Charter Communications, Cl A *	83	30,809
Cinemark Holdings	76	3,196
Comcast, Cl A	418	18,195
Discovery, Cl C *	291	8,369
EW Scripps, Cl A	2,139	48,748
Facebook, Cl A *	411	79,487
Fox *	102	3,927
Gannett	4,567	42,610
Netflix *	4	1,482
Omnicom Group	1,220	97,636
Scholastic	1,369	54,596
SINA *	3,924	246,977
Sprint *	736	4,107
TripAdvisor *	107	5,696
Verizon Communications	951	54,388
Viacom, Cl B	1,769	51,142
Walt Disney	475	65,061

		1,065,786

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — 2.1%
Abercrombie & Fitch, Cl A	2,480	$74,127
Amazon.com *	76	146,416
AMC Networks, Cl A *	70	4,089
American Axle & Manufacturing Holdings *	3,937	58,071
Asbury Automotive Group *	855	68,554
Ascena Retail Group *	20,646	24,569
AutoZone *	58	59,642
Best Buy	4,882	363,270
Big Lots	1,519	56,446
BJ’s Restaurants	996	49,710
Booking Holdings *	24	44,520
BorgWarner	236	9,858
Burlington Stores *	2,040	344,576
Caleres	2,162	56,709
Callaway Golf	3,516	61,741
Career Education *	3,039	55,158
Carnival	71	3,895
Cato, Cl A	3,453	52,348
Cavco Industries *	352	43,919
Children’s Place	634	71,528
Chipotle Mexican Grill, Cl A *	21	14,449
Cooper Tire & Rubber	1,803	53,838
Cooper-Standard Holdings *	733	37,141
Core-Mark Holding	1,626	59,105
Crocs *	2,225	61,966
Darden Restaurants	139	16,346
Dave & Buster’s Entertainment	1,362	77,416
Designer Brands, Cl A	2,353	52,354
Dine Brands Global	597	52,930
Dollar General	121	15,257
Dollar Tree *	44	4,896
Dorman Products *	921	80,744
eBay	94	3,643
Expedia Group	431	55,961
Foot Locker	44	2,517
Fox Factory Holding *	1,280	99,328
GameStop, Cl A	4,488	38,821
Gap	141	3,677
Garrett Motion *	3,285	61,758
General Motors	1,395	54,335

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Genesco *	1,045	$46,826
Gentherm *	1,575	66,717
G-III Apparel Group *	1,442	62,222
Group 1 Automotive	726	56,853
Guess?	2,347	47,808
Hilton Worldwide Holdings	30	2,610
Home Depot	236	48,073
iRobot *	887	91,840
Kohl’s	2,509	178,390
La-Z-Boy, Cl Z	1,804	59,171
LCI Industries	877	77,044
Lear	147	21,021
LGI Homes *	807	55,933
Lithia Motors, Cl A	770	87,410
Lowe’s	139	15,727
MDC Holdings	1,708	52,197
Meritage Homes *	1,369	70,024
Monro	1,082	90,704
Newell Brands	104	1,496
NIKE, Cl B	173	15,195
Office Depot	18,621	44,690
O’Reilly Automotive *	19	7,193
Oxford Industries	624	51,829
PulteGroup	286	8,998
PVH	29	3,741
Rent-A-Center, Cl A *	2,029	50,583
RH *	615	65,627
Ross Stores	134	13,086
Shake Shack, Cl A *	1,028	63,016
Shutterfly *	1,291	56,585
Sleep Number *	1,164	40,507
Stamps.com *	606	51,995
Starbucks	368	28,586
Steven Madden	2,447	88,948
Strategic Education	714	102,352
Sturm Ruger	904	50,615
Tapestry	61	1,969
TJX	991	54,386
TopBuild *	1,234	87,898
Ulta Beauty *	28	9,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Under Armour, Cl A *	279	$6,442
Wingstop	973	73,238
Winnebago Industries	1,204	42,586
Wolverine World Wide	2,822	103,878

		4,751,408

Consumer Staples — 0.9%
Altria Group	5,446	295,881
Andersons	1,382	45,192
Archer-Daniels-Midland	197	8,786
Avon Products *	16,283	51,780
B&G Foods	2,223	57,798
Calavo Growers	616	59,019
Cal-Maine Foods	1,164	47,852
Central Garden & Pet, Cl A *	2,166	53,024
Clorox	191	30,509
Coca-Cola	726	35,618
Coca-Cola Consolidated	164	53,305
Darling Ingredients *	5,290	115,375
Estee Lauder, Cl A	88	15,119
Herbalife Nutrition *	2,119	111,989
Hershey	131	16,355
Ingredion	1,973	186,942
J&J Snack Foods	495	77,804
Kellogg	317	19,115
Kimberly-Clark	523	67,143
Kraft Heinz	60	1,994
Kroger	313	8,069
Lamb Weston Holdings	14	981
Medifast	415	60,876
MGP Ingredients	439	38,575
Monster Beverage *	208	12,397
PepsiCo	899	115,117
Philip Morris International	213	18,437
Procter & Gamble	407	43,337
Sysco	744	52,355
Tyson Foods, Cl A	35	2,625
Universal	875	47,128
Walgreens Boots Alliance	781	41,838

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — continued
Walmart	501	$51,523
WD-40	433	72,852

		1,916,710

Energy — 0.9%
Archrock	5,032	50,874
C&J Energy Services *	3,177	44,637
Carrizo Oil & Gas *	3,440	44,101
Chevron	1,298	155,838
ConocoPhillips	6,678	421,515
CONSOL Energy *	1,087	36,849
Denbury Resources *	18,940	42,236
Devon Energy	18	579
DMC Global	648	44,906
Dril-Quip *	1,453	63,293
Exxon Mobil	2,336	187,534
Green Plains	2,559	44,450
Gulfport Energy *	7,016	45,955
Helix Energy Solutions Group *	5,840	45,669
HollyFrontier	359	17,135
Kinder Morgan	569	11,306
Marathon Petroleum	176	10,713
Nabors Industries	14,334	50,169
National Oilwell Varco	292	7,633
Noble *	15,467	40,678
Occidental Petroleum	908	53,463
Oil States International *	2,666	51,507
ONEOK	56	3,804
PDC Energy *	2,261	98,331
Phillips 66	675	63,632
ProPetro Holding *	2,554	56,520
Renewable Energy Group *	1,636	39,460
Schlumberger	184	7,853
SRC Energy *	9,644	59,311
Unit *	2,908	39,432
US Silica Holdings	2,784	44,043
Whiting Petroleum *	3,143	86,087

		1,969,513

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — 5.5%
Affiliated Managers Group	53	$5,879
Aflac	129	6,499
Allstate	3,260	322,936
Ambac Financial Group *	2,722	50,901
American Equity Investment Life Holding	3,064	90,112
Ameriprise Financial	213	31,262
Ameris Bancorp	1,469	53,560
Aon	103	18,554
Apollo Commercial Real Estate Finance ‡	2,738	51,310
Athene Holding, Cl A *	102	4,606
Axos Financial *	1,928	63,084
Banc of California	3,115	45,199
BancorpSouth Bank	1	30
Bank of America	40,229	1,230,203
Bank of Hawaii	174	14,334
Bank of New York Mellon	3,886	192,979
Bank OZK	1	33
Banner	1,027	54,452
BB&T	4,934	252,621
Berkshire Hathaway, Cl B *	653	141,512
BlackRock, Cl A	20	9,705
Blucora *	1,764	61,740
Boston Private Financial Holdings	6,130	70,189
Brookline Bancorp	3,798	57,160
Capstead Mortgage ‡	7,673	65,911
Cathay General Bancorp	104	3,826
Central Pacific Financial	2,499	74,995
Charles Schwab	512	23,439
Chemical Financial	3	132
Citigroup	10,772	761,580
Citizens Financial Group	3,567	129,125
City Holding	17	1,349
CNA Financial	66	3,058
Columbia Banking System	2,313	86,830
Comerica	2,063	162,131
Commerce Bancshares	5	302
Community Bank System	1,318	87,594
Cullen	228	23,185
Customers Bancorp *	2,697	61,087
CVB Financial	2,579	55,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Dime Community Bancshares	3,008	$60,611
Discover Financial Services	622	50,687
Donnelley Financial Solutions *	2,557	39,148
E*TRADE Financial	1,051	53,244
Eagle Bancorp *	1,116	61,670
East West Bancorp	592	30,476
eHealth *	666	40,453
Employers Holdings	1,658	71,161
Enova International *	1,678	46,028
EZCORP, Cl A *	4,160	45,219
Fidelity Southern	1,862	54,203
Fifth Third Bancorp	21,686	624,991
First BanCorp	6,830	77,179
First Citizens BancShares, Cl A	83	37,205
First Commonwealth Financial	5,831	79,360
First Financial Bancorp	2,922	73,342
First Financial Bankshares	8	492
First Midwest Bancorp	3,408	73,170
FirstCash	1,328	129,719
Fulton Financial	24	414
Glacier Bancorp	2,142	91,228
Goldman Sachs Group	1,086	223,629
Great Western Bancorp	1,840	64,713
Hancock Whitney	1	44
Hanmi Financial	3,407	80,814
Hartford Financial Services Group	1,375	71,926
Home BancShares	6	115
HomeStreet *	104	2,927
Hope Bancorp	4,266	59,980
Horace Mann Educators	1,648	63,580
Independent Bank	857	68,757
International Bancshares	20	829
Invesco Mortgage Capital ‡	3,713	60,596
James River Group Holdings	1,731	73,083
JPMorgan Chase	12,667	1,470,005
KeyCorp	4,504	79,045
LegacyTexas Financial Group	1,542	61,803
Loews	223	11,438
M&T Bank	1,113	189,288
MetLife	485	22,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Morgan Stanley	2,846	$137,320
National Bank Holdings, Cl A	2,038	77,933
NBT Bancorp	1,710	65,014
New York Mortgage Trust ‡	9,672	60,934
NMI Holdings, Cl A *	2,385	66,971
Northern Trust	361	35,577
Northfield Bancorp	2,603	39,045
Northwest Bancshares	3,263	56,874
OFG Bancorp	2,253	45,466
Old National Bancorp	3,973	67,859
Opus Bank	1	22
Oritani Financial	325	5,639
PacWest Bancorp	2,069	81,829
People’s United Financial	8	138
Piper Jaffray	856	68,994
PNC Financial Services Group	614	84,075
Popular	642	37,050
PRA Group *	1,812	50,953
ProAssurance	1,776	66,653
Provident Financial Services	245	6,497
Prudential Financial	82	8,668
Raymond James Financial	57	5,220
Regions Financial	10,759	167,087
RLI	1,096	89,138
S&T Bancorp	2,317	92,865
Selective Insurance Group	1,707	121,726
ServisFirst Bancshares	1,674	56,816
Simmons First National, Cl A	2,811	71,371
Southside Bancshares	2,348	82,485
State Street	853	57,714
Stewart Information Services	1,538	65,380
SunTrust Banks	730	47,800
SVB Financial Group *	167	42,037
Synchrony Financial	205	7,107
Synovus Financial	9	332
T Rowe Price Group	489	52,568
TCF Financial	696	15,402
TD Ameritrade Holding	104	5,468
Tompkins Financial	40	3,227
Torchmark	140	12,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
TrustCo Bank NY	8,705	$69,640
Trustmark	56	2,014
UMB Financial	2	140
Umpqua Holdings	487	8,454
United Bankshares	143	5,611
United Community Banks	2,582	72,503
United Fire Group	1,271	55,428
Universal Insurance Holdings	1,459	43,464
Unum Group	74	2,732
US Bancorp	3,371	179,742
Valley National Bancorp	1	10
Veritex Holdings	2,171	57,553
Virtus Investment Partners	457	56,033
Waddell & Reed Financial, Cl A	3,024	56,640
Walker & Dunlop	1,105	60,720
Washington Federal	350	11,599
Wells Fargo	12,623	611,079
Westamerica Bancorporation	964	61,908
Wintrust Financial	1,974	150,419
WisdomTree Investments	5,299	38,153

		12,317,681

Health Care — 2.1%
Abbott Laboratories	428	34,052
AbbVie	1,682	133,534
ABIOMED *	68	18,864
Align Technology *	5	1,623
Allergan	10	1,470
Amgen	2,125	381,055
AMN Healthcare Services *	1,531	79,704
Baxter International	55	4,196
Biogen *	584	133,876
BioTelemetry *	1,112	60,493
Boston Scientific *	114	4,232
Bristol-Myers Squibb	2,548	118,304
Cambrex *	1,321	56,829
Cardinal Health	654	31,856
Cardiovascular Systems *	1,432	50,893
Celgene *	16	1,515

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Cigna	135	$21,443
CONMED	852	68,186
Cooper	72	20,874
Corcept Therapeutics *	3,890	48,158
CryoLife *	1,734	53,164
CVS Health	5	272
Edwards Lifesciences *	64	11,268
Emergent BioSolutions *	1,518	78,450
Enanta Pharmaceuticals *	589	51,355
Encompass Health	265	17,079
Endo International *	6,884	51,630
Ensign Group	1,577	81,247
Gilead Sciences	907	58,991
HCA Healthcare	433	55,091
HMS Holdings *	2,740	83,378
Illumina *	14	4,368
Innoviva *	2,644	37,095
Integer Holdings *	957	66,119
Jazz Pharmaceuticals *	233	30,236
Johnson & Johnson	1,474	208,129
Laboratory Corp of America Holdings *	5	800
Lantheus Holdings *	1,495	36,119
LHC Group *	882	97,999
Luminex	1,948	44,434
Magellan Health *	861	60,270
McKesson	22	2,623
Medicines *	2,332	74,507
Medpace Holdings *	942	52,912
Medtronic	530	47,069
Merck	1,340	105,471
Meridian Bioscience	3,174	36,533
Merit Medical Systems *	1,724	96,854
Momenta Pharmaceuticals *	3,824	53,498
Myriad Genetics *	2,400	75,552
Natus Medical *	1,652	44,208
Neogen *	1,716	104,093
NeoGenomics *	3,095	64,469
NextGen Healthcare *	2,230	41,902
Omnicell *	1,291	103,745
Orthofix Medical *	897	49,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Pfizer	2,257	$91,657
Phibro Animal Health, Cl A	1,264	43,873
Regeneron Pharmaceuticals *	17	5,833
REGENXBIO *	1,078	54,331
Repligen *	1,342	90,424
Select Medical Holdings *	3,688	52,997
Spectrum Pharmaceuticals *	4,423	41,444
Supernus Pharmaceuticals *	1,855	68,134
Tabula Rasa HealthCare *	707	37,655
Tactile Systems Technology *	679	33,787
Tivity Health *	1,859	40,192
UnitedHealth Group	252	58,734
US Physical Therapy	560	65,234
Vanda Pharmaceuticals *	2,302	37,500
Varex Imaging *	1,743	57,240
Veeva Systems, Cl A *	4,239	592,909
Waters *	3	641
Zoetis, Cl A	378	38,496

		4,762,315

Industrials — 3.4%
3M	104	19,709
AAON	1,183	59,398
AAR	1,194	40,321
ABM Industries	2,129	80,838
Actuant, Cl A	2,627	67,199
Aegion, Cl A *	3,011	59,949
Aerojet Rocketdyne Holdings *	2,170	73,476
Aerovironment *	702	48,129
Albany International, Cl A	896	66,277
Allegiant Travel, Cl A	393	57,724
Allison Transmission Holdings	8,484	397,560
American Woodmark *	588	52,879
Apogee Enterprises	1,441	58,072
Applied Industrial Technologies	1,323	79,301
ArcBest	1,182	36,122
Arcosa	1,936	60,268
Astec Industries	1,260	42,475
Atlas Air Worldwide Holdings *	933	45,055

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Axon Enterprise *	1,802	$114,427
AZZ	1,125	53,426
Barnes Group	1,390	77,312
Boeing	416	157,119
Brady, Cl A	1,509	73,624
Briggs & Stratton	3,768	45,970
Caterpillar	195	27,187
CH Robinson Worldwide	1,120	90,720
Chart Industries *	995	87,829
Comfort Systems USA	1,273	68,869
CSX	270	21,500
Cubic	968	54,963
Delta Air Lines	247	14,398
Dover	558	54,706
Eaton	19	1,573
Emerson Electric	127	9,016
Encore Wire	840	49,804
EnPro Industries	819	60,868
ESCO Technologies	886	66,450
Expeditors International of Washington	108	8,577
Exponent	1,481	83,854
Federal Signal	2,382	68,530
Forward Air	937	59,331
Franklin Electric	1,188	58,046
FTI Consulting *	1,118	95,008
General Electric	1,795	18,255
Gibraltar Industries *	1,343	53,277
Greenbrier	1,183	42,032
Harsco *	2,663	60,290
Hawaiian Holdings	1,623	45,785
Heidrick & Struggles International	967	34,599
Hillenbrand	1,861	80,060
Honeywell International	4,192	727,857
Hub Group, Cl A *	1,194	49,635
Huntington Ingalls Industries	67	14,913
Interface, Cl A	2,501	40,116
John Bean Technologies	1,007	110,559
Kaman	906	56,090
Korn Ferry	1,820	85,576
L3 Technologies	1,293	282,624

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Lockheed Martin	226	$75,333
ManpowerGroup	1,140	109,486
Matson	1,446	57,276
Matthews International, Cl A	1,210	48,473
Mercury Systems *	1,520	110,990
Mobile Mini	1,621	58,388
Moog, Cl A	951	89,052
Mueller Industries	1,863	54,344
Navigant Consulting	2,070	47,258
Nielsen Holdings	89	2,272
Northrop Grumman	50	14,495
Parker-Hannifin	7	1,268
Patrick Industries *	941	46,928
PGT Innovations *	3,052	44,742
Pitney Bowes	6,368	45,276
Proto Labs *	854	93,761
Quanex Building Products	3,058	51,130
Raven Industries	1,594	62,023
Raytheon	301	53,455
Resideo Technologies *	647	14,687
Robert Half International	620	38,496
Rockwell Automation	1,577	284,980
Saia *	896	57,693
Simpson Manufacturing	1,208	76,925
SkyWest	1,577	97,127
Snap-on	297	49,979
Southwest Airlines	7,015	380,423
SPX *	1,747	63,765
SPX FLOW *	1,584	56,929
Standex International	684	45,192
Tennant	898	59,609
Tetra Tech	1,525	98,698
Textron	22	1,166
Triumph Group	2,020	47,935
TrueBlue *	2,166	52,331
UniFirst	501	79,223
Union Pacific	51	9,029
United Parcel Service, Cl B	425	45,143
Universal Forest Products	2,143	79,184
US Ecology	733	44,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Viad	1,045	$64,069
Wabash National	3,340	50,367
WageWorks *	1,481	72,258
Watts Water Technologies, Cl A	855	73,179
WW Grainger	180	50,760

		7,609,344

Information Technology — 11.6%
3D Systems *	4,134	43,986
8x8 *	3,144	75,204
Accenture, Cl A	4,139	756,071
Advanced Energy Industries *	1,269	73,297
Akamai Technologies *	136	10,888
Alarm.com Holdings *	1,124	79,669
Analog Devices	1,621	188,425
Anixter International *	952	59,852
Apple	1,123	225,352
Arista Networks *	1,670	521,524
Autodesk *	982	175,002
Automatic Data Processing	35	5,754
Badger Meter	958	53,150
Benchmark Electronics	1,668	45,086
Booz Allen Hamilton Holding, Cl A	1,679	99,548
Bottomline Technologies *	1,182	59,774
Broadcom	1,316	419,014
Brooks Automation	2,362	88,599
Cabot Microelectronics	869	109,711
Cardtronics *	1,376	49,206
CDK Global	6,431	387,918
CDW	3,814	402,758
CEVA *	1,686	42,470
Check Point Software Technologies *	2,617	316,029
Cisco Systems	19,690	1,101,656
Citrix Systems	160	16,154
Cognex	992	50,027
Cognizant Technology Solutions, Cl A	4,936	360,131
Cohu	2,452	36,363
Corning	89	2,835
Cray *	1,683	44,196

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
CSG Systems International	1,344	$60,010
CTS	1,638	49,058
Diebold Nixdorf	3,013	30,401
Diodes *	1,436	52,299
DXC Technology	4,305	283,011
Ebix	746	37,658
Electronics For Imaging *	1,553	57,756
ePlus *	465	43,845
EVERTEC	2,020	63,246
ExlService Holdings *	1,031	61,241
Extreme Networks *	5,090	40,720
F5 Networks *	2,183	342,513
Fabrinet *	1,227	74,258
FARO Technologies *	923	51,919
Fidelity National Information Services	27	3,130
Finisar *	3,644	87,857
FleetCor Technologies *	29	7,568
FLIR Systems	974	51,564
FormFactor *	3,108	58,897
Fortinet *	5,331	498,022
Gartner *	34	5,405
GoDaddy, Cl A *	6,785	552,978
Guidewire Software *	2,879	306,614
HP	13,551	270,342
II-VI *	1,908	76,015
Insight Enterprises *	1,201	67,953
Intel	4,965	253,414
International Business Machines	6,867	963,234
InterXion Holding *	932	64,485
Intuit	1,810	454,419
IPG Photonics *	313	54,690
Itron *	1,136	60,958
Juniper Networks	14,682	407,719
KEMET	2,277	40,690
KLA-Tencor	37	4,717
Knowles *	3,561	67,232
Kulicke & Soffa Industries	2,500	58,175
Lam Research	55	11,409
Leidos Holdings	1,345	98,831
LivePerson *	2,053	60,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
LogMeIn	3,481	$286,834
ManTech International, Cl A	1,174	72,776
Marvell Technology Group	10,409	260,433
Mastercard, Cl A	242	61,526
Maxim Integrated Products	3,347	200,820
MaxLinear, Cl A *	2,187	58,852
Methode Electronics	1,458	43,026
Microchip Technology	1,212	121,067
Micron Technology *	1,736	73,016
Microsoft	7,276	950,246
MicroStrategy, Cl A *	380	56,886
Monotype Imaging Holdings	2,589	44,634
MTS Systems	864	47,503
National Instruments	3,119	146,905
NetApp	73	5,318
NETGEAR *	1,282	39,780
NIC	2,989	51,590
NVIDIA	1,301	235,481
NXP Semiconductors	7,728	816,231
ON Semiconductor *	11,837	272,961
Oracle	1,170	64,736
OSI Systems *	570	51,374
Pagseguro Digital, Cl A *	987	25,721
Palo Alto Networks *	2,125	528,764
PayPal Holdings *	321	36,199
Perficient *	1,735	51,078
Perspecta	4,680	108,014
Plexus *	1,009	60,722
Power Integrations	999	78,941
Progress Software	1,508	68,780
PTC *	600	54,282
Qorvo *	43	3,251
QUALCOMM	6,021	518,589
Qualys *	1,035	93,419
Rambus *	5,177	59,328
Red Hat *	52	9,492
Rogers *	570	95,486
salesforce.com *	7,867	1,300,808
Sanmina *	2,195	74,454
ScanSource *	1,268	47,740

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
ServiceNow *	3,742	$1,015,990
Shopify, Cl A *	2,290	557,684
SolarEdge Technologies *	1,476	65,387
Splunk *	2,547	351,588
SPS Commerce *	619	64,215
Sykes Enterprises *	1,835	50,921
Symantec	13,576	328,675
Tableau Software, Cl A *	360	43,852
TE Connectivity	103	9,852
Teradyne	5,160	252,840
Texas Instruments	4,278	504,077
TiVo	4,601	43,111
Travelport Worldwide	4,072	63,849
Trimble *	1,417	57,842
TTM Technologies *	3,592	47,558
Tyler Technologies *	1,679	389,377
Ultimate Software Group *	1,441	476,467
Viavi Solutions *	7,095	94,363
Virtusa *	1,066	59,216
Visa, Cl A	729	119,869
VMware, Cl A	5,296	1,081,072
Workday, Cl A *	3,714	763,710
Xilinx	1,450	174,203
Xperi	2,042	50,744
Zebra Technologies, Cl A *	1,200	253,368

		25,831,009

Materials — 1.0%
AdvanSix *	1,542	46,615
AK Steel Holding *	13,724	33,212
Albemarle	69	5,179
Balchem	1,081	109,732
Boise Cascade	1,728	47,848
Celanese, Cl A	316	34,093
CF Industries Holdings	7,145	319,953
Domtar	1,299	63,521
Eastman Chemical	376	29,659
Ferro *	3,010	53,789
Freeport-McMoRan	18,910	232,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued
HB Fuller	1,708	$83,641
Innophos Holdings	1,327	42,716
Innospec	836	70,910
International Paper	124	5,804
Kaiser Aluminum	574	56,482
Kraton *	1,382	45,357
Livent *	5,038	54,310
LyondellBasell Industries, Cl A	715	63,084
Materion	894	51,879
Mosaic	231	6,032
Neenah	771	52,312
NewMarket	71	29,790
Nucor	5,264	300,417
Packaging Corp of America	125	12,395
PPG Industries	71	8,343
Quaker Chemical	426	95,347
Schweitzer-Mauduit International	1,283	45,636
Sherwin-Williams	57	25,925
Steel Dynamics	3,223	102,105
Stepan	720	66,629

		2,195,497

Real Estate — 0.9%
Acadia Realty Trust ‡	2,502	70,656
Agree Realty ‡	1,037	67,892
American Tower ‡	244	47,653
Apartment Investment & Management, Cl A ‡	365	18,016
CareTrust ‡	2,923	70,883
CBRE Group, Cl A *	345	17,964
Chatham Lodging Trust ‡	3,802	74,861
Chesapeake Lodging Trust ‡	2,081	59,309
DiamondRock Hospitality ‡	6,486	70,438
Easterly Government Properties ‡	4,138	74,484
EastGroup Properties ‡	856	97,866
Four Corners Property Trust ‡	2,162	61,487
Franklin Street Properties ‡	8,512	66,904
Global Net Lease ‡	3,739	71,303
HCP ‡	23	685
Hersha Hospitality Trust, Cl A ‡	3,100	57,567
HFF, Cl A	1,328	63,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Host Hotels & Resorts ‡	2,396	$46,099
Independence Realty Trust ‡	7,270	76,989
Innovative Industrial Properties, Cl A ‡	417	35,503
Jones Lang LaSalle	19	2,937
Kite Realty Group Trust ‡	3,359	53,039
Lexington Realty Trust ‡	6,623	60,071
LTC Properties ‡	1,269	57,181
National Storage Affiliates Trust ‡	2,007	58,725
Office Properties Income Trust ‡	1,926	52,272
Pennsylvania Real Estate Investment Trust ‡	7,170	43,163
Public Storage ‡	27	5,972
RE/MAX Holdings, Cl A	1,142	49,483
Retail Opportunity Investments ‡	3,801	66,708
RPT Realty ‡	5,502	66,739
Simon Property Group ‡	499	86,676
Summit Hotel Properties ‡	4,873	56,576
Washington Prime Group ‡	10,828	48,185
Washington Real Estate Investment Trust ‡	2,520	71,165
Whitestone, Cl B ‡	4,831	61,982
Xenia Hotels & Resorts ‡	3,440	74,476

		2,065,109

Utilities — 0.1%
AES	4,267	73,051
Avangrid	112	5,735
CenterPoint Energy	473	14,663
Edison International	715	45,596
Entergy	908	87,985
NRG Energy	1,080	44,464
Southern	247	13,145

		284,639

		64,769,011

TOTAL COMMON STOCK (Cost $113,640,206)		123,914,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — 12.0%

	Face Amount(1)	Value

Automotive — 1.9%
BMW Vehicle Lease Trust, Ser 2019-1, Cl A4 Callable 06/20/2021 @ $100 2.920%, 08/22/2022	$735,000	$740,164
Carmax Auto Owner Trust, Ser 2019-2, Cl A3 Callable 04/15/2023 @ $100 2.680%, 03/15/2024	435,000	435,481
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1 2.070%, 05/15/2022	1,100,000	1,092,948
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3 Callable 04/15/2021 @ $100 1.740%, 08/16/2021	7,996	8,092
Toyota Auto Receivables Trust, Ser 2019-B, Cl A3 2.570%, 08/15/2023	1,900,000	1,899,697

		4,176,382

Credit Cards — 2.0%
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	1,500,000	1,490,183
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,488,685
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 3.107%, VAR ICE LIBOR USD 1 Month+ 0.620%, 04/22/2026	1,500,000	1,510,435

		4,489,303

Other Asset-Backed Securities — 8.1%
AIMCO CLO, Ser 2018-AA, Cl B Callable 04/17/2020 @ $100 3.988%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	729,067
AIMCO CLO, Ser 2018-BA, Cl B Callable 01/15/2021 @ $100 2.034%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2032 (A)	1,350,000	1,339,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount(1)	Value

Other Asset-Backed Securities — continued
Atrium XII, Ser 2017-12A, Cl DR Callable 07/22/2019 @ $100 5.392%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	$582,000	$573,472
Carlyle Global Market Strategies CLO, Ser 2019-5A, Cl A1R Callable 01/20/2021 @ $100 3.912%, VAR ICE LIBOR USD 3 Month+1.320%, 01/20/2032 (A)	575,000	574,707
CBAM, Ser 2018-5A, Cl A Callable 04/17/2020 @ $100 3.608%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2031 (A)	600,000	590,031
Cedar Funding VIII CLO, Ser 2017-8A, Cl A1 Callable 10/17/2019 @ $100 3.838%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/2030 (A)	1,425,000	1,424,269
Dryden 53 CLO, Ser 2018-53A, Cl A Callable 01/15/2020 @ $100 3.717%, VAR ICE LIBOR USD 3 Month+1.120%, 01/15/2031 (A)	1,000,000	993,395
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 4.384%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	583,298
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, Cl A1LR Callable 08/15/2019 @ $100 3.884%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	550,000	549,480
Elevation CLO, Ser 2018-9A, Cl D Callable 07/15/2020 @ $100 6.097%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	249,366
Greenwood Park CLO, Ser 2018-1A, Cl C Callable 04/15/2020 @ $100 4.297%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	239,878
Greenwood Park CLO, Ser 2018-1A, Cl D Callable 04/15/2020 @ $100 5.097%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	355,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount(1)	Value

Other Asset-Backed Securities — continued
Hayfin Kingsland VIII, Ser 2018-8A, Cl B Callable 04/20/2020 @ $100 4.072%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	$1,425,000	$1,391,581
Hayfin Kingsland VIII, Ser 2018-8A, Cl C Callable 04/20/2020 @ $100 4.492%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	722,379
Kayne CLO III, Ser 2019-3A, Cl A Callable 04/15/2021 @ $100 4.111%, VAR ICE LIBOR USD 3 Month+1.480%, 04/15/2032 (A)	1,000,000	1,000,000
Madison Park Funding, Ser 2018-30A, Cl C Callable 07/15/2019 @ $100 4.297%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	269,889
Magnetite XXI, Ser 2019-21A, Cl A Callable 04/20/2020 @ $100 3.909%, VAR ICE LIBOR USD 3 Month+1.280%, 04/20/2030 (A)	1,250,000	1,250,000
Mariner CLO, Ser 2018-5A, Cl A Callable 04/25/2020 @ $100 3.690%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	875,000	862,871
Mariner CLO, Ser 2018-5A, Cl C Callable 04/25/2020 @ $100 4.380%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	397,239
Mariner CLO, Ser 2018-5A, Cl D Callable 04/25/2020 @ $100 5.230%, VAR ICE LIBOR USD 3 Month+2.650%, 04/25/2031 (A)	400,000	379,538
Mariner CLO, Ser 2018-6A, Cl C Callable 07/28/2020 @ $100 4.532%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	725,000	699,940
Ocean Trails CLO VII, Ser 2019-7A, Cl A1 0.000%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2030 (A)	700,000	700,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount(1)	Value

Other Asset-Backed Securities — continued
TCW CLO, Ser 2018-1A, Cl D Callable 04/25/2020 @ $100 5.490%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	$750,000	$724,237
TCW CLO, Ser 2019-1A, Cl A Callable 02/15/2020 @ $100 4.119%, VAR ICE LIBOR USD 3 Month+1.440%, 02/15/2029 (A)	350,000	350,479
TICP CLO VI, Ser 2018-5A, Cl DR Callable 07/17/2020 @ $100 5.738%, VAR ICE LIBOR USD 3 Month+3.150%, 07/17/2031 (A)	500,000	490,473
Voya CLO, Ser 2018-1A, Cl B Callable 04/19/2020 @ $100 4.392%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	435,015
York CLO, Ser 2017-1A, Cl DR Callable 01/22/2020 @ $100 5.192%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	238,437

		18,114,285

TOTAL ASSET-BACKED SECURITIES (Cost $27,022,020)		26,779,970

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bills (B)(C) 2.474%, 01/02/2020	1,938,000	1,907,078
2.401%, 06/06/2019	570,000	568,643
U.S. Treasury Bonds 3.750%, 11/15/2043	142,000	163,073
3.375%, 05/15/2044	36,000	38,957
3.000%, 11/15/2045	150,000	152,186
2.500%, 05/15/2046	130,000	119,422
U.S. Treasury Notes 2.875%, 04/30/2025	135,000	138,939
2.875%, 11/15/2021	63,000	63,957
2.750%, 08/15/2021	39,000	39,425
2.625%, 02/28/2023	209,000	211,776
2.500%, 05/31/2020	7,480,000	7,489,058
2.375%, 04/30/2020	6,490,000	6,487,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount(1)/Shares			Value
2.250%, 10/31/2024	$		73,000	$72,740
2.250%, 01/31/2024			114,000	113,817
2.125%, 05/15/2025			57,000	56,241
2.125%, 03/31/2024			114,000	113,154
2.000%, 06/30/2024			82,000	80,802
2.000%, 10/31/2022			71,000	70,393
1.875%, 02/28/2022			203,000	200,922
1.875%, 07/31/2022			38,000	37,558
1.875%, 10/31/2022			52,000	51,338
1.875%, 09/30/2022			30,000	29,638
1.875%, 08/31/2022			173,000	170,919
1.750%, 05/15/2023			149,000	146,008
1.750%, 02/28/2022			173,000	170,662
1.625%, 04/30/2023			93,000	90,726
1.500%, 08/15/2026			103,000	96,699
1.500%, 03/31/2023			49,000	47,603
1.500%, 02/28/2023			167,000	162,342
1.375%, 03/31/2020			6,570,000	6,508,150
1.125%, 07/31/2021			42,000	40,961

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,559,480)				25,641,159

REGISTERED INVESTMENT COMPANIES — 3.1%
Credit Suisse Floating Rate High Income Fund, Cl I			477,313	3,212,316
Nuveen Symphony Floating Rate Income Fund, Cl I			192,060	3,731,720

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $7,016,882)				6,944,036

SOVEREIGN DEBT — 2.9%
Australia Government Bond 3.250%, 06/21/2039		AUD	55,000	45,025
3.000%, 03/21/2047		AUD	71,000	55,643
Belgium Government Bond 4.250%, 03/28/2041 (A)		EUR	17,000	30,147
Canadian Government Bond 3.250%, 06/01/2021		CAD	69,000	53,277
2.750%, 06/01/2022		CAD	76,000	58,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
Canadian When Issued Government Bond 2.250%, 02/01/2021	CAD	54,000	$40,780
Denmark Government Bond 4.500%, 11/15/2039	DKK	123,000	33,217
French Republic Government Bond OAT 4.500%, 04/25/2041	EUR	94,000	176,436
Italy Buoni Poliennali Del Tesoro 9.000%, 11/01/2023	EUR	75,000	111,648
7.250%, 11/01/2026	EUR	55,000	83,567
6.500%, 11/01/2027	EUR	73,000	108,510
5.750%, 02/01/2033	EUR	33,000	48,934
5.250%, 11/01/2029	EUR	15,000	20,960
4.750%, 09/01/2044 (A)	EUR	33,000	45,358
Japan Government Five Year Bond # 0.100%, 09/20/2023	JPY	12,900,000	117,168
0.100%, 12/20/2023	JPY	13,600,000	123,611
Japan Government Ten Year Bond # 0.100%, 12/20/2028	JPY	13,200,000	120,380
Japan Government Thirty Year Bond # 2.900%, 11/20/2030	JPY	4,400,000	52,594
2.500%, 09/20/2036	JPY	1,200,000	14,827
2.300%, 06/20/2035	JPY	4,000,000	47,706
2.300%, 12/20/2036	JPY	7,100,000	85,770
1.400%, 12/20/2032	JPY	3,000,000	31,604
Japan Government Twenty Year Bond # 2.100%, 12/20/2024	JPY	4,800,000	48,634
2.000%, 06/20/2025	JPY	4,500,000	45,814
1.000%, 12/20/2035	JPY	1,500,000	15,118
0.700%, 03/20/2037	JPY	5,000,000	48,023
0.600%, 06/20/2037	JPY	10,300,000	97,168
0.600%, 09/20/2037	JPY	7,600,000	71,618
0.600%, 12/20/2037	JPY	4,800,000	45,188
0.500%, 12/20/2038	JPY	6,700,000	61,645
Japan Government Two Year Bond # 0.100%, 01/01/2021	JPY	13,600,000	122,603
0.100%, 03/01/2021	JPY	13,000,000	117,242
Mexican Bonos 7.500%, 06/03/2027	MXN	29,800,000	1,515,768
7.250%, 12/09/2021	MXN	27,300,000	1,414,944
Norway Government Bond 3.000%, 03/14/2024 (A)	NOK	264,000	32,776
2.000%, 05/24/2023 (A)	NOK	426,000	50,449

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)/Shares		Value
1.750%, 03/13/2025 (A)	NOK	210,000	$24,633
1.750%, 02/17/2027 (A)	NOK	222,000	25,915
1.500%, 02/19/2026 (A)	NOK	216,000	24,889
Portugal Obrigacoes do Tesouro OT 4.100%, 04/15/2037 (A)	EUR	52,000	77,932
4.100%, 02/15/2045 (A)	EUR	18,000	27,602
1.950%, 06/15/2029 (A)	EUR	34,000	41,138
Spain Government Bond 5.150%, 10/31/2028 (A)	EUR	21,000	32,638
5.150%, 10/31/2044 (A)	EUR	82,000	149,392
4.900%, 07/30/2040 (A)	EUR	80,000	138,131
United Kingdom Gilt 1.750%, 09/07/2022	GBP	107,000	143,920
1.000%, 04/22/2024	GBP	68,000	89,072
0.750%, 07/22/2023	GBP	167,000	216,852
0.500%, 07/22/2022	GBP	161,000	208,065

TOTAL SOVEREIGN DEBT (Cost $6,398,803)			6,393,093

EXCHANGE TRADED FUNDS — 2.9%
Invesco DB Base Metals ETF		301,400	4,988,170
iShares Core S&P Small-Capital ETF		327	26,203
iShares MSCI ACWI ETF		2,907	216,920
iShares MSCI Brazil ETF		23,600	976,804
iShares MSCI Europe Financials ETF		4,500	88,065
iShares MSCI South Korea ETF		1,100	67,628
iShares Russell 1000 Value ETF		169	21,590
SPDR EURO STOXX Small Capital ETF		2,500	147,738
SPDR S&P 500 ETF Trust		157	46,161

TOTAL EXCHANGE TRADED FUNDS (Cost $6,467,041)			6,579,279

PREFERRED STOCK — 0.2%

Brazil — 0.0%
Banco Bradesco 3.260%		140	1,271
Itau Unibanco Holding 0.420%		4,150	35,921

			37,192

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

PREFERRED STOCK — continued

Shares/ Number of Rights		Value

Germany — 0.0%
Jungheinrich 1.114%,	909	$31,626

South Korea — 0.2%
Hyundai Motor **	564	42,246
LG Household & Health Care **	122	84,491
Samsung Electronics **	11,440	364,310

		491,047

TOTAL PREFERRED STOCK (Cost $555,648)		559,865

RIGHTS — 0.0%

United States — 0.0%
Schulman †*(D)	1,780	1,353

TOTAL RIGHTS (Cost $—)		1,353

TOTAL INVESTMENTS — 88.2% (Cost $186,660,080)		$196,812,862

Percentages are based on Net Assets of $223,061,898.

*	Non-income producing security.
**	There is currently no rate available.
†	Expiration date not available.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2019 was $20,235,788 and represents 9.1% of Net Assets.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Level 3 security in accordance with fair value hierarchy.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

SDR — Swedish Depository Receipt

Ser — Series

SGX — Singapore Exchange Limited

SPDR — Standard & Poor’s Depositary Receipt

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	05/07/19	JPY	22,500	USD	201	$(1)
Brown Brothers Harriman	05/08/19	USD	29,543	JPY	3,295,975	66
Morgan Stanley	06/19/19	AUD	136,100	USD	97,006	945
Morgan Stanley	06/19/19	NOK	1,385,100	USD	162,930	2,057
Morgan Stanley	06/19/19	GBP	506,700	USD	669,247	6,706
Morgan Stanley	06/19/19	DKK	222,200	USD	33,848	307
Morgan Stanley	06/19/19	USD	2,668,064	CAD	3,547,100	(16,859)
Morgan Stanley	06/19/19	USD	24,340,074	JPY	2,697,963,000	(18,253)
Morgan Stanley	06/19/19	USD	6,653,490	INR	466,130,000	(7,593)
Morgan Stanley	06/19/19	USD	5,385,372	GBP	4,040,000	(102,827)
Morgan Stanley	06/19/19	USD	24,453,691	EUR	21,440,000	(299,899)
Morgan Stanley	06/19/19	USD	2,109,366	CNY	14,180,000	(3,519)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/19/19	USD	22,385	CAD	30,000	$37
Morgan Stanley	06/19/19	JPY	204,958,100	USD	1,861,069	13,396
Morgan Stanley	06/19/19	GBP	160,000	USD	209,146	(64)
Morgan Stanley	06/19/19	EUR	1,303,100	USD	1,484,434	16,393
Morgan Stanley	06/19/19	USD	2,038,795	GBP	1,560,000	999
Morgan Stanley	06/19/19	EUR	570,000	USD	636,990	(5,158)
Morgan Stanley	06/19/19	JPY	97,340,000	USD	874,589	(2,920)
Morgan Stanley	06/19/19	CAD	373,300	USD	280,743	1,728
Morgan Stanley	06/19/19	USD	1,018,483	AUD	1,440,000	(2,111)

						$(416,570)

The open futures contracts held by the Fund at April 30, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
E-MINI Russell 1000 Index	93	Jun-2019	$5,629,020	$5,849,700	$220,680
E-MINI Russell 1000 Index	5	Jun-2019	378,364	398,000	19,636
FTSE China A50	981	May-2019	13,139,195	13,383,293	244,098
MSCI EAFE Index	(35)	Jun-2019	(3,229,887)	(3,354,750)	(124,863)
MSCI Emerging Markets	(25)	Jun-2019	(1,316,678)	(1,350,250)	(33,572)
S&P 500 Index E-MINI	(71)	Jun-2019	(9,901,130)	(10,467,175)	(566,045)
SGX Nifty 50	288	May-2019	6,812,826	6,784,704	(28,122)
TOPIX Index	(1)	Jun-2019	(143,501)	(144,980)	(1,524)
U.S. 10-Year Treasury Note	(68)	Jun-2019	(8,471,154)	(8,409,688)	61,466

			$2,897,055	$2,688,854	$(208,246)

The following table summarizes the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2#	Level 3††	Total
Common Stock
Australia	$1,904,350	$—	$—	$1,904,350
Austria	408,830	—	—	408,830
Belgium	524,951	—	—	524,951
Brazil	6,481,842	—	—	6,481,842
Canada	1,036,637	—	—	1,036,637

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2#	Level 3††	Total
Chile	$63,973	$—	$—	$63,973
China	556,599	—	—	556,599
Denmark	582,807	—	—	582,807
Finland	191,818	—	—	191,818
France	2,715,104	—	—	2,715,104
Germany	2,688,024	—	—	2,688,024
Hong Kong	964,813	—	—	964,813
Indonesia	434	—	—	434
Ireland	378,496	—	—	378,496
Italy	1,709,313	—	—	1,709,313
Japan	—	11,588,161	—	11,588,161
Mexico	72,866	—	—	72,866
Netherlands	1,679,411	—	—	1,679,411
Norway	621,882	—	—	621,882
Portugal	147,404	—	—	147,404
South Africa	156,169	—	—	156,169
South Korea	9,938,175	—	—	9,938,175
Spain	1,921,220	—	—	1,921,220
Sweden	2,302,459	58,862	—	2,361,321
Switzerland	2,059,330	—	—	2,059,330
Taiwan	638,529	—	—	638,529
United Kingdom	7,752,637	—	—	7,752,637
United States	64,769,011	—	—	64,769,011

Total Common Stock	112,267,084	11,647,023	—	123,914,107

Asset-Backed Securities	—	26,779,970	—	26,779,970
U.S. Treasury Obligations	—	25,641,159	—	25,641,159
Registered Investment Companies	6,944,036	—	—	6,944,036
Sovereign Debt	—	6,393,093	—	6,393,093
Exchange Traded Funds	6,579,279	—	—	6,579,279
Preferred Stock	475,374	84,491	—	559,865
Rights	—	—	1,353	1,353

Total Investments in Securities	$126,265,773	$70,545,736	$1,353	$196,812,862

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Unrealized Appreciation	$—	$42,634	$—	$42,634
Unrealized Depreciation	—	(459,204)	—	(459,204)
Futures Contracts *
Unrealized Appreciation	545,880	—	—	545,880
Unrealized Depreciation	(754,126)	—	—	(754,126)

Total Other Financial Instruments	$(208,246)	$(416,570)	$—	$(624,816)

#

All Japanese securities were deemed temporarily illiquid due to extended holiday disclosure. The total temporary illiquid securities represent 5.8% of Net Assets. Total value of these securities is $12,854,874.

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Forward contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $11,588,161. In addition, there were transfers between Level 1 and Level 3 assets and liabilities in the amount of $1,353 due to the unavailability of observable inputs to determine fair value. All transfers were considered to have occurred as the end of the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $186,660,080)	$196,812,862
Foreign Currency, at Value (Cost $651,435)	652,793
Cash	30,777,913
Receivable for Investment Securities Sold	5,170,899
Cash Pledged as Collateral for Forward Foreign Currency Contracts	2,120,000
Dividend and Interest Receivable	592,780
Reclaim Receivable	81,976
Unrealized Appreciation on Forward Foreign Currency Contracts	42,634
Cash Pledged as Collateral for Futures Contracts	33,174
Receivable for Capital Shares Sold	28,054
Other Prepaid Expenses	30,808

Total Assets	236,343,893

Liabilities:
Payable for Investment Securities Purchased	12,611,423
Unrealized Depreciation on Forward Foreign Currency Contracts	459,204
Payable due to Investment Adviser	66,046
Payable due to Administrator	21,610
Shareholder Servicing Fees Payable	4,458
Chief Compliance Officer Fees Payable	2,007
Unrealized Depreciation on Foreign Spot Currency Contracts	9
Other Accrued Expenses and Other Payables	117,238

Total Liabilities	13,281,995

Net Assets	$223,061,898

NET ASSETS CONSIST OF:
Paid-in Capital	$214,887,468
Total Distributable Earnings	8,174,430

Net Assets	$223,061,898

Institutional Shares:
Net Assets	$206,859,053
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	18,898,366
Net Asset Value, Offering and Redemption Price Per Share	$10.95

Investor Servicing Shares:
Net Assets	$16,202,845
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,480,309
Net Asset Value, Offering and Redemption Price Per Share	$10.95

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)
Investment Income:
Dividends	$1,856,815
Interest	1,068,161
Less: Foreign Taxes Withheld	(66,110)

Total Investment Income	2,858,866

Expenses:
Investment Advisory Fees	773,277
Administration Fees	123,724
Trustees’ Fees	6,976
Shareholder Servicing Fees, Investor Shares	5,380
Chief Compliance Officer Fees	2,929
Custodian Fees	77,989
Pricing Fees	46,520
Transfer Agent Fees	30,361
Registration and Filing Fees	26,192
Legal Fees	21,860
Printing Fees	20,386
Audit Fees	14,273
Other Expenses	11,549

Total Expenses	1,161,416

Less:
Waiver of Investment Advisory Fees	(387,433)

Net Expenses	773,983

Net Investment Income	2,084,883

Net Realized Gain (Loss) on:
Investments	(2,234,282)
Futures Contracts	3,474,693
Forward Foreign Currency Contracts	(259,353)
Foreign Currency Transactions	(1,953,342)

Net Realized Loss	(972,284)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,618,664
Futures Contracts	(868,977)
Forward Foreign Currency Contracts	331,395
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,443

Net Change in Unrealized Appreciation (Depreciation)	11,083,525

Net Increase in Net Assets Resulting from Operations	$12,196,124

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$2,084,883	$2,672,937
Net Realized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(972,284)	1,603,070
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	11,083,525	(12,586,571)

Net Increase (Decrease) in Net Assets Resulting From Operations	12,196,124	(8,310,564)

Distributions:
Institutional Shares	(4,996,211)	(9,213,572)
Investor Servicing Shares	(133,060)	(31,215)

Total Distributions	(5,129,271)	(9,244,787)

Capital Share Transactions:(1)
Institutional Shares
Issued	16,055,110	67,051,915
Reinvestment of Distributions	4,591,423	8,648,189
Redeemed	(25,452,788)	(10,947,676)

Net Institutional Shares Transactions	(4,806,255)	64,752,428

Investor Servicing Shares
Issued	15,196,182	2,767,272
Reinvestment of Distributions	128,747	31,216
Redeemed	(2,581,994)	(123)

Net Investor Servicing Shares Transactions	12,742,935	2,798,365

Net Increase in Net Assets From Capital Share Transactions	7,936,680	67,550,793

Total Increase in Net Assets	15,003,533	49,995,442

Net Assets:
Beginning of Period/Year	208,058,365	158,062,923

End of Period/Year	$223,061,898	$208,058,365

(1)	See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$10.56	$11.59	$10.51	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.11	0.16	0.18	0.14
Net Realized and Unrealized Gain (Loss)	0.54	(0.54)	1.14	0.37

Total from Investment Operations	0.65	(0.38)	1.32	0.51

Dividends and Distributions:
Net Investment Income	(0.03)	(0.21)	(0.13)	—
Net Realized Gains	(0.23)	(0.44)	(0.11)	—

Total Dividends and Distributions	(0.26)	(0.65)	(0.24)	—

Net Asset Value, End of Period/Year	$10.95	$10.56	$11.59	$10.51

Total Return†	6.44%‡	(3.60)%	12.79%	5.10%‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$206,859	$204,939	$157,511	$101,773
Ratio of Expenses to Average Net Assets	0.75%††	0.67%	0.50%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.12%††	1.13%	1.17%	1.48%††
Ratio of Net Investment Loss to Average Net Assets	2.03%††	1.46%	1.66%	2.10%††
Portfolio Turnover Rate	60%‡	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Year/Period

Investor Servicing Shares

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Year/Period	$10.55	$11.60	$10.53	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.16	0.17	0.14
Net Realized and Unrealized Gain (Loss)	0.55	(0.57)	1.14	0.39

Total from Investment Operations	0.65	(0.41)	1.31	0.53

Dividends and Distributions:
Net Investment Income	(0.02)	(0.20)	(0.13)	—
Net Realized Gains	(0.23)	(0.44)	(0.11)	—

Total Dividends and Distributions	(0.25)	(0.64)	(0.24)	—

Net Asset Value, End of Year/Period	$10.95	$10.55	$11.60	$10.53

Total Return†	6.45%‡	(3.81)%	12.67%	5.30%‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$16,203	$3,119	$552	$106
Ratio of Expenses to Average Net Assets	0.90%††	0.87%	0.56%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.27%††	1.30%	1.16%	1.48%††
Ratio of Net Investment Loss to Average Net Assets	1.92%††	1.39%	1.55%	2.08%††
Portfolio Turnover Rate	60%‡	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2019, if applicable.

For the six months ended April 30, 2019, the average monthly balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$(69,229,476)
Average Monthly Notional Contracts Sold	$11,669,713

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2019. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2019.

For the six months ended April 30, 2019, the average monthly notional amount of futures contracts held were as follows:

Average Monthly Notional Balance Long	$37,155,323
Average Monthly Notional Balance Short	$(18,003,518)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2019, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$484,414	*	Net Assets — Unrealized depreciation on futures contracts	$754,126	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	61,466	*	Net Assets — Unrealized depreciation on futures contracts	—	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	42,634	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	459,204	*

Total Derivatives not accounted for as hedging instruments		$588,514			$1,213,330

*	Includes cumulative appreciation (depreciation) of futures and forward contacts as reported in the Schedule of Investments

The effective of derivative instruments on the Statement of Operations for the six months ended April 30, 2019, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(259,353)	$(259,353)
Equity contracts	2,746,033	—	2,746,033
Interest rate contracts	728,660	—	728,660

Total	$3,474,693	$(259,353)	$3,215,340

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$331,395	$331,395
Equity contracts	(889,217)	—	(889,217)
Interest rate contracts	20,240	—	20,240

Total	$(868,977)	$331,395	$(537,582)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2019:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount‡
	Forward Foreign Currency Contracts
Brown Brothers Harriman	$66	$(1)	$65	$—	$65
Morgan Stanley	42,568	(459,203)	(416,635)	416,635	—

Total	$42,634	$(459,204)	$(416,570)	$416,635	$65

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2019, the Fund paid $123,724 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2019, the Investor Servicing Shares paid $5,380 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until February 28, 2018 (the “Expense Limitation”). In addition, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares during the period from March 1,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

2018 through February 28, 2020. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of April 30, 2019, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $907,707, $864,549 and $794,755 expiring in 2020, 2021 and 2022, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2019, were as follows:

Purchases
U.S. Government	$25,390,359
Other	99,301,813

Sales
U.S. Government	$4,255,165
Other	93,288,043

9. Share Transactions:

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Institutional Shares
Issued	1,538,674	6,023,716
Reinvestment of Distributions	465,991	759,259
Redeemed	(2,517,169)	(963,129)

Total Institutional Shares Transactions	(512,504)	5,819,846

Investor Servicing Shares
Issued	1,411,273	245,258
Reinvestment of Distributions	13,067	2,740
Redeemed	(239,587)	(11)

Total Investor Servicing Shares Transactions	1,184,753	247,987

Net Increase in Shares Outstanding From Share Transactions	672,249	6,067,833

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2018	$6,920,721	$2,324,066	$9,244,787
2017	3,069,852	47,562	3,117,414

As October 31, 2018 of the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$4,607,117
Unrealized Depreciation	(3,498,238)
Other Temporary Differences	(1,302)

Total Distributable Earnings	$1,107,577

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to PFIC and MLPs, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$186,660,080	$14,532,684	$(4,379,902)	$10,152,782

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk — Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Bank Obligations Risk — The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Collateralized Debt Obligations Risk — The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension risks, which are described above, and valuation and liquidity risks, which are described below. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligations Risk — The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension risks, which are described above, and valuation and liquidity risks, which are described below. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Repurchase Agreements Risk — Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Risks of Investing in Other Investment Companies — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Unregistered Funds Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

Affiliated Fund Risk — Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk — The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

12. Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	3	62%
Investor Servicing Shares	1	98%

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 to April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund — Institutional
Actual Portfolio Return	$1,000.00	$1,064.40	0.75%	$3.84
Hypothetical 5% Return	1,000.00	1,021.10	0.75	3.76
PineBridge Dynamic Asset Allocation Fund — Investor Servicing
Actual Portfolio Return	$1,000.00	$1,064.50	0.90%	4.61
Hypothetical 5% Return	1,000.00	1,020.30	0.90	4.51

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.